Summary of Significant Accounting Policies (Details Narrative) - PELICAN ACQUISITION CORPORATION - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Cash	$ 77	$ 59,073
Cash equivalents	0	$ 0
Cash, FDIC Insured Amount	250,000
Transaction costs	2,635,148
Underwriting commissions	1,725,000
Legal and other offering costs	$ 806,109
Ordinary Shares [Member]
Number of shares sold	8,625,000